Shareholder Report, Average Annual Return (Details)	12 Months Ended		42 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000049094
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000012060
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000038163
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000012199
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000012048
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000012050
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000012194
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000012051
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000012052
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000012053
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000012054
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000012055
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000012059
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000012061
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000012062
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000141932
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000050169
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Without Sales Load [Member] | C000049094
Average Annual Return [Line Items]
Average Annual Return, Percent	44.51%			13.16%	10.23%
Without Sales Load [Member] | C000012060
Average Annual Return [Line Items]
Average Annual Return, Percent	30.62%			12.05%	14.69%
Without Sales Load [Member] | C000038163
Average Annual Return [Line Items]
Average Annual Return, Percent	34.51%			12.40%	15.02%
Without Sales Load [Member] | C000012199
Average Annual Return [Line Items]
Average Annual Return, Percent	28.31%			11.00%	14.69%
Without Sales Load [Member] | C000012048
Average Annual Return [Line Items]
Average Annual Return, Percent	40.87%			8.59%	10.75%
Without Sales Load [Member] | C000012050
Average Annual Return [Line Items]
Average Annual Return, Percent	15.33%			6.29%	11.87%
Without Sales Load [Member] | C000012194
Average Annual Return [Line Items]
Average Annual Return, Percent	3.83%			5.93%	9.23%
Without Sales Load [Member] | C000012051
Average Annual Return [Line Items]
Average Annual Return, Percent	52.20%			22.80%	8.97%
Without Sales Load [Member] | C000012052
Average Annual Return [Line Items]
Average Annual Return, Percent	14.60%			9.33%	13.77%
Without Sales Load [Member] | C000012053
Average Annual Return [Line Items]
Average Annual Return, Percent	14.19%			10.93%	12.99%
Without Sales Load [Member] | C000012054
Average Annual Return [Line Items]
Average Annual Return, Percent	5.98%			4.34%	9.20%
Without Sales Load [Member] | C000012055
Average Annual Return [Line Items]
Average Annual Return, Percent	23.95%			8.58%	12.59%
Without Sales Load [Member] | C000012059
Average Annual Return [Line Items]
Average Annual Return, Percent	52.57%			18.97%	24.64%
Without Sales Load [Member] | C000012061
Average Annual Return [Line Items]
Average Annual Return, Percent	34.90%			5.01%	9.98%
Without Sales Load [Member] | C000012062
Average Annual Return [Line Items]
Average Annual Return, Percent	18.96%			10.10%	9.84%
Without Sales Load [Member] | C000065074
Average Annual Return [Line Items]
Average Annual Return, Percent	78.76%			(0.90%)	10.37%
Without Sales Load [Member] | C000237280
Average Annual Return [Line Items]
Average Annual Return, Percent	16.71%		8.33%
Without Sales Load [Member] | C000141932
Average Annual Return [Line Items]
Average Annual Return, Percent	17.25%			3.34%	4.35%
Without Sales Load [Member] | C000050169
Average Annual Return [Line Items]
Average Annual Return, Percent	16.39%			(0.62%)	1.93%
S&P Developed ex US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex US Broad Market Index (Net)
Average Annual Return, Percent	32.92%			8.99%	9.26%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	31.37%			11.86%	14.71%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	30.77%			12.67%	15.24%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	30.77%			12.67%	15.24%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	31.01%			11.91%	14.75%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	31.01%			11.91%	14.75%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	31.01%			11.91%	14.75%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	31.01%			11.91%	14.75%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	31.37%			11.86%	14.71%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	31.01%			11.91%	14.75%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	31.01%			11.91%	14.75%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	31.01%			11.91%	14.75%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	31.01%			11.91%	14.75%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	31.37%			11.86%	14.71%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	31.01%			11.91%	14.75%
S&P Global Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Broad Market Index (Net)	S&P Global Broad Market Index (Net)
Average Annual Return, Percent	31.49%			9.97%	11.84%
FTSE All-World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World Index (Net)
Average Annual Return, Percent	30.87%		19.06%
FTSE All-World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World Index (Net)
Average Annual Return, Percent	30.87%			10.67%	12.22%
FTSE All World ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All World ex-US Index (Net)
Average Annual Return, Percent	32.33%			8.47%	9.20%
Dow Jones EPAC Select Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones EPAC Select Dividend Index (Net)
Average Annual Return, Percent	44.00%			13.02%	10.18%
Dow Jones U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Index
Average Annual Return, Percent	30.87%			12.26%	14.90%
MSCI KLD 400 Social Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI KLD 400 Social Index
Average Annual Return, Percent	34.85%			12.65%	15.36%
MSCI USA Extended ESG Select Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended ESG Select Index (Spliced)
Average Annual Return, Percent	28.72%			11.28%	15.04%
Russell 1000 Basic Materials RIC 22.5/45 Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Basic Materials RIC 22.5/45 Capped Index (Spliced)
Average Annual Return, Percent	41.44%			9.02%	11.18%
Russell 1000 Cnsmr Discret. 40 Act 15/22.5 Daily Capd Indx (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (Spliced)
Average Annual Return, Percent	15.71%			6.65%	12.30%
Russell 1000 Consumer Staples RIC 22.5/45 Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Consumer Staples RIC 22.5/45 Capped Index (Spliced)
Average Annual Return, Percent	4.20%			6.35%	9.67%
Russell 1000 Energy RIC 22.5/45 Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Energy RIC 22.5/45 Capped Index (Spliced)
Average Annual Return, Percent	52.78%			23.29%	9.41%
Dow Jones U.S. Financial Services Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Financial Services Index
Average Annual Return, Percent	14.98%			9.74%	14.23%
Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index (Spliced)
Average Annual Return, Percent	14.58%			11.37%	13.43%
Russell 1000 Health Care RIC 22.5/45 Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Health Care RIC 22.5/45 Capped Index (Spliced)
Average Annual Return, Percent	6.36%			4.73%	9.62%
Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index (Spliced)
Average Annual Return, Percent	24.40%			8.99%	13.05%
Russell 1000 Technology RIC 22.5/45 Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Technology RIC 22.5/45 Capped Index (Spliced)
Average Annual Return, Percent	53.14%			19.40%	25.14%
S&P Transportation Select Industry FMC Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Transportation Select Industry FMC Capped Index (Spliced)
Average Annual Return, Percent	35.40%			5.55%	10.66%
Russell 1000 Utilities RIC 22.5/45 Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Utilities RIC 22.5/45 Capped Index (Spliced)
Average Annual Return, Percent	19.41%			10.51%	10.28%
S&P Global Clean Energy Transition Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Transition Index (Net)	S&P Global Clean Energy Transition Index (Net)
Average Annual Return, Percent	78.87%			(0.79%)	10.34%
FTSE EPRA Nareit Developed Green Target Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Green Target Index (Net)
Average Annual Return, Percent	15.86%		7.70%
FTSE EPRA Nareit Global REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Global REITs Index (Net)
Average Annual Return, Percent	16.17%			2.55%	3.53%
FTSE EPRA Nareit Developed ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed ex US Index (Net)
Average Annual Return, Percent	15.69%			(0.72%)	1.96%